UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Joho Capital, L.L.C.

Address:  55 East 59th Street
          New York, New York 10022

13F File Number: 28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Tim McManus
Title:    Chief Financial Officer
Phone:    (212) 326-9560


Signature, Place and Date of Signing:

/s/ Tim McManus                New York, New York          August 2, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $336,968
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8

                               TITLE                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED  NONE
--------------                 --------        -----      --------  -------   --- ----  ----------  --------  ----      ------  ----
AFLAC INC                      COM             001055102   87910    1,710,320 SH        SOLE        NONE      1,710,320
BAIDU COM INC                  SPON ADR REP A  056752108  124239      739,605 SH        SOLE        NONE        739,605
ETELECARE GLOBAL SOLUTIONS I   SPON ADR        29759R102     950       58,750 SH        SOLE        NONE         58,750
GOOGLE INC                     CL A            38259P508   52997      101,260 SH        SOLE        NONE        101,260
KONGZHONG CORP                 SPONSORED ADR   50047P104     232       44,630 SH        SOLE        NONE         44,630
MINDRAY MEDICAL INTL LTD       SPON ADR        602675100   44790    1,467,093 SH        SOLE        NONE      1,467,093
NEW ORIENTAL ED & TECH GRP I   SPON ADR        647581107   22149      412,300 SH        SOLE        NONE        412,300
SANDISK CORP                   COM             80004C101    3700       75,610 SH        SOLE        NONE         75,610


SK 01642 0001 794965